Inventories (Tables)	12 Months Ended
Sep. 30, 2025
Schedule Of Inventories
Schedule of Inventories
	September 30, 2025	September 30, 2024
Raw materials	11,348	8,433
Semi-finished	—	324
Finished goods	1,103	941
	12,451	9,698